Goodwill and Other Intangible Assets, Net	3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets, Net

Note 11 – Goodwill and Other Intangible Assets, Net

The changes in the carrying amount of goodwill for the three months ended July 25, 2014 are as follows:

(in millions)	Cardiac and Vascular Group	Restorative Therapies Group	Diabetes Group	Total
Balance as of April 25, 2014	$2,881	$6,368	$1,344	$10,593
Goodwill as a result of acquisitions	50	49	—	99
Other adjustments, net	(2)	—	—	(2)
Currency adjustment, net	5	1	—	6

Balance as of July 25, 2014	$2,934	$6,418	$1,344	$10,696

Balances of other intangible assets, net, excluding goodwill as of July 25, 2014 and April 25, 2014 are as follows:

(in millions)	Purchased Technology and Patents	Trademarks and Tradenames	Acquired IPR&D	Other	Total
Other intangible assets as of July 25, 2014:
Original cost	$3,992	$408	$116	$190	$4,706
Accumulated amortization	(1,946)	(337)	—	(82)	(2,365)

Carrying value	$2,046	$71	$116	$108	$2,341

Other intangible assets as of April 25, 2014:
Original cost	$3,857	$408	$119	$200	$4,584
Accumulated amortization	(1,878)	(332)	—	(88)	(2,298)

Carrying value	$1,979	$76	$119	$112	$2,286

Amortization expense for the three months ended July 25, 2014 and July 26, 2013 was $87 million and $86 million, respectively.

Estimated aggregate amortization expense based on the current carrying value of amortizable intangible assets, excluding any possible future amortization associated with acquired IPR&D, which has not met technological feasibility, is as follows:

(in millions) Fiscal Year	Estimated Amortization Expense
Remaining 2015	$275
2016	331
2017	309
2018	293
2019	249
2020	204
Thereafter	564

Total estimated amortization expense	$2,225

7. Goodwill and Other Intangible Assets, Net

The changes in the carrying amount of goodwill for fiscal years 2014 and 2013 are as follows:

(in millions)	Cardiac and Vascular Group	Restorative Therapies Group	Diabetes Group	Total
Balance as of April 27, 2012	$2,636	$5,954	$1,344	$9,934
Goodwill as a result of acquisitions	—	414	—	414
Other adjustments, net	—	3	—	3
Currency adjustment, net	(12)	(10)	—	(22)

Balance as of April 26, 2013	$2,624	$6,361	$1,344	$10,329
Goodwill as a result of acquisitions	279	—	—	279
Other adjustments, net	(8)	7	—	(1)
Currency adjustment, net	(14)	—	—	(14)

Balance as of April 25, 2014	$2,881	$6,368	$1,344	$10,593

Balances of other intangible assets, net, for fiscal years 2014 and 2013 are as follows:

(in millions)	Purchased Technology and Patents	Trademarks and Tradenames	Acquired IPR&D	Other	Total
Other intangible assets as of April 25, 2014
Original cost	$3,857	$408	$119	$200	$4,584
Accumulated amortization	(1,878)	(332)	—	(88)	(2,298)

Carrying value	$1,979	$76	$119	$112	$2,286

Weighted average original life (in years)	12.7	11.8	N/A	8.7

Other intangible assets as of April 26, 2013
Original cost	$3,896	$408	$363	$104	$4,771
Accumulated amortization	(1,702)	(320)	—	(76)	(2,098)

Carrying value	$2,194	$88	$363	$28	$2,673

Weighted average original life (in years)	12.5	11.8	N/A	8.8

Amortization expense for fiscal years 2014, 2013, and 2012 was $349 million, $331 million, and $335 million, respectively.

Estimated aggregate amortization expense based on the current carrying value of amortizable intangible assets, excluding any possible future amortization associated with acquired IPR&D, which has not met technological feasibility, is as follows:

(in millions) Fiscal Year	Amortization Expense
2015	$338
2016	326
2017	304
2018	289
2019	244
Thereafter	666

$2,167